Collaboration cost for sales partners (Details) - Cost of Sales [Member]	12 Months Ended
Dec. 31, 2021
Minimum [Member]
Deposit [Line Items]
loans issued to the borrowers, percentages	10.00%
Maximum [Member]
Deposit [Line Items]
loans issued to the borrowers, percentages	25.00%